Indemnification assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Indemnification assets		€ 9.5	€ 15.4	€ 35.4
Release of indemnified provision		(5.9)	(20.0)
Goodfella's Pizza [Member]
Disclosure of detailed information about business combination [line items]
Indemnification Assets Recognised As Of Acquisition Date		2.5	3.4
Release of indemnified provision		(0.9)
Findus
Disclosure of detailed information about business combination [line items]
Indemnification assets		7.0	€ 12.0
Release of indemnified provision	€ (7.0)	€ (5.0)